Document and Entity Information	Aug. 31, 2022
Risk/Return:
Registrant Name	VOYAGEUR TAX FREE FUNDS
Registrant CIK	0000733362
SEC Form	485BPOS
Period end date	Aug. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false